Intangible assets (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Write-off of the respective assets	$ 37
Basins returned	19
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Signature bonus	$ 25